Assets – Intellectual Property (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets Intellectual Property Details Narrative
Acquisition related costs	$ 52,852
Closing cash payment	100,002
Intangible Assets	$ 152,854	$ 152,854